Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 2,053,349	$ 1,825,843
Ireland
Segment Reporting Information [Line Items]
Assets	797,019	766,120
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	512,827	337,062
United States
Segment Reporting Information [Line Items]
Assets	633,065	651,160
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 110,438	$ 71,501